Interest and Investment Income, Net - Summary of Interest and Investment Income, Net (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investment Income Interest And Dividend [Abstract]
Share of loss from equity method investment	¥ (11,319,279)	$ (1,646,321)	¥ (20,676,273)	¥ (4,805,183)
Investment income of short-term investments	11,282,694	1,641,000	3,526,506	3,406,166
Interest income	35,776,919	5,203,537	21,360,670	3,256,345
Net investment income	¥ 35,740,334	$ 5,198,216	¥ 4,210,903	¥ 1,857,328